Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense
	2013	2012	2011
	(In thousands)
Current provision:
Federal	$1,944	$1,018	$1,176
State	597	416	225
Total current	2,541	1,434	1,401
Deferred provision:
Federal	(385)	(508)	(218)
State	28	(269)	(186)
Total deferred	(357)	(777)	(404)
Total income tax expense	$2,184	$657	$997

Schedule of effective income tax rate reconciliation
	December 31,
	2013	2012	2011
	(In thousands)
Income tax expense at statutory federal rate	$2,497	$636	$1,089
State tax expense, net of federal tax effect	239	161	150
Restricted stock options	28	191	85
Gain from bargain purchase	(453)	—	—
Income exempt from tax	(294)	(281)	(271)
Other items, net	(7)	14	14
Income tax expense before change in valuation allowance	2,010	721	1,067
Change in valuation allowance	174	(64)	(70)
Income tax expense	$2,184	$657	$997

Schedule of deferred tax assets and liabilities
	December 31,
	2013	2012
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$3,348	$3,093
Net operating loss carryforwards	1,479	236
Purchase accounting adjustments	1,094	—
Deferred fees	707	521
Start-up costs	484	266
Other	512	76
Gross deferred tax assets	7,624	4,192
Valuation allowance	(682)	(182)
Deferred tax receivable, net of valuation allowance	6,942	4,010
Deferred tax liabilities:
Tax bad debt reserve	499	98
Depreciation	327	151
Unrealized gain on available for sale securities	271	963
Gross deferred tax liabilities	1,097	1,212
Net deferred tax asset	$5,845	$2,798